Note Goodwill and other intangible assets (Gross amount of goodwill and accumulated impairment losses by reportable segment and corporate group) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill Gross	$ 790,799	$ 630,087	$ 812,168
Goodwill Impaired Accumulated Impairment Loss	164,411	164,411	164,411
Goodwill (net amounts)	626,388	465,676	647,757
Banco Popular de Puerto Rico
Goodwill [Line Items]
Goodwill Gross	280,221	250,109	245,679
Goodwill Impaired Accumulated Impairment Loss	0	0	0
Goodwill (net amounts)	280,221	250,109	245,679
Banco Popular North America
Goodwill [Line Items]
Goodwill Gross	510,578	379,978	566,489
Goodwill Impaired Accumulated Impairment Loss	164,411	164,411	164,411
Goodwill (net amounts)	$ 346,167	$ 215,567	$ 402,078